Other Liabilities	12 Months Ended
Jun. 30, 2023
Other Liabilities [Abstract]
Other liabilities
19.	Other liabilities

	2023	2022
Accounts payable for acquisition of Serra Grande Farm	-	8,159
Variable consideration for acquisition of Agrifirma (a)	13,681	33,089
Fazenda Panamby (b)	142,985	-
	156,666	41,248

Current	156,666	28,846
Non-current	-	12,402

a)	The consideration transferred in exchange for control of Agrifirma was divided into three classes, classified in the financial statement in accordance with their characteristics. Restricted shares and warrants, given their variation factor, are registered under liabilities and measured at fair value through profit or loss (Note 25).
b)	The second installment for the acquisition of the Panamby Farm is scheduled for August 21, 2023. The Company recorded this obligation at present value and the difference from the nominal value will be booked as financial result during the term of maturity.